Financial Instruments, Concentrations Of Credit And Fair Values	12 Months Ended
Dec. 31, 2011
Financial Instruments, Concentrations Of Credit And Fair Values [Abstract]
Financial Instruments, Concentrations Of Credit And Fair Values

10. Financial Instruments, Concentrations of Credit and Fair Values

The subsidiary of the Corporation is party to various financial instruments with off-balance sheet risk arising in the normal course of business to meet the financing needs of its customers. Those financial instruments include commitments to extend credit in the form of unused lines of credit and financial standby letters of credit. These instruments contain various elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

Unused lines of credit represent agreements to lend to a customer as long as there is no violation of any condition established in the contract, and generally have fixed expiration dates or other termination clauses and may require payment of a fee. Financial standby letters of credit are conditional commitments issued by the subsidiary to guarantee the financial performance of a customer to a third party. Those guarantees are primarily used to support public and private borrowing arrangements.

The subsidiary's exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is the contractual amount of those instruments. The subsidiary uses the same credit policies in making commitments and conditional obligations that it does for on-balance sheet instruments.

The components of the Corporation's off-balance sheet financial commitments at December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Unused lines of credit	(Dollars in Thousands)
Home equity lines	$5,044	$4,686
Commercial real estate, construction and land development secured by real estate	15,027	20,942
Other unused commitments	16,483	16,714
Total unused lines of credit	$36,554	$42,342
Financial standby letters of credit	$3,796	$3,887

The carrying amount and fair value of financial standby letters of credit was $3,000 at December 31, 2011 and 2010. Also, at December 31, 2011 and 2010, the Corporation had residential mortgage loan commitments outstanding of $2,533,000 and $2,843,000, respectively. Derivative financial instruments related to these commitments at December 31, 2011 and 2010 were $23,000 and $60,000, respectively.

The Corporation's subsidiary grants various types of credit including, but not limited to, agriculture, commercial, consumer, and residential loans to customers primarily located throughout southern West Virginia and southwestern Virginia. Each customer's creditwor-thiness is examined on a case by case basis. The amount of collateral obtained, if any, is determined by management's credit evaluation of the customer. Collateral held varies, but may include property, accounts receivable, inventory, plant and equipment, securities, or other income producing property. The loan portfolio is generally well diversified and geographically dispersed within the region. Within each specific industry, borrowers are well diversified as to specialty, service, or other unique feature of the overall industry.

A substantial portion of the customers' ability to honor their contractual commitment is largely dependent upon the economic conditions of the respective industry and overall economic conditions of the region. At December 31, 2011, the Corporation had concentrations of $23,811,000, or 58.5% of stockholders' equity in loans to lessors of residential real property, and $18,792,000, or 46.1% of stockholders' equity in loans to lessors of nonresidential real property. These concentrations are diversified by geography throughout the Mid-Atlantic region.

Accounting standards require the disclosure of the estimated fair value of on and off-balance sheet financial instruments. For the Corporation, as for most financial institutions, most of its assets and liabilities are considered financial instruments. Most of the Corporation's financial instruments, however, lack an available trading market characterized by a willing buyer and a willing seller engaging in an exchange transaction. It is also the Corporation's general practice and intent to hold its financial instruments to maturity and not to engage in trading or sales activities. Therefore, significant estimations and present value calculations were used by the Corporation for the purposes of this disclosure.

Fair values are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis. The discount rates used are estimated using comparable market rates for similar types of instruments adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.

The estimated fair value and the recorded book balances at December 31, 2011 and 2010 were as follows:

	2011		2010
	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$55,742	$55,742	$28,869	$28,869
Securities available for sale	66,673	66,673	73,442	73,442
Securities held to maturity	28,149	27,024	24,262	24,196
Federal Home Loan Bank and Federal Reserve Bank stock	1,352	1,352	1,572	1,572
Net loans	254,834	243,462	264,533	254,382
Accrued interest receivable	832	832	1,243	1,243

Liabilities:
Noninterest-bearing deposits	$57,403	$57,403	$47,056	$47,056
Deposits with no stated maturities	150,227	150,227	147,460	147,460
Deposits with stated maturities	145,973	145,019	158,730	157,825
Short-term borrowings	20,097	20,097	11,457	11,457
Accrued interest payable	86	86	137	137

The estimation methodologies used to determine fair value are as follows: For those loans and deposits with floating interest rates it was presumed that the estimated fair value generally approximated the recorded book balances. Securities actively traded in a secondary market have been valued using quoted available market prices. Deposits with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market rates for similar assets and liabilities. Deposits with no stated maturities have an estimated fair value equal to the amount payable on demand which is the recorded book balance. The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is the federal funds sold rate adjusted for noninterest operating costs, credit losses, and assumed prepayment risk. Fair values for nonperforming loans are estimated using discounted cash flow analysis, or underlying collateral values, where applicable. Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values.

The Corporation utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Corporation may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Corporation groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale:

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions.

Loans:

The Corporation does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. The fair value of impaired loans is estimated using one of several methods, including collateral value, recent appraisal value and/or tax assessed value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Corporation records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Corporation records the impaired loan as nonrecurring Level 3.

Foreclosed Assets / Repossessions:

Foreclosed assets and repossessions are adjusted to fair value upon transfer of the loans to foreclosed assets and repossessions. Subsequently, foreclosed assets and repossessions are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Corporation records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Corporation records the foreclosed asset or repossession as nonrecurring Level 3.

The following table presents information about the Company's assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 31, 2011 and 2010, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value.

		Fair Value Measurements at December 31, 2011, Using:
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Assets and liabilities measured on a recurring basis:
Available-for-sale securities	$66,673	$—	$66,673	$—
Total	$66,673	$—	$66,673	$—

Assets and liabilities measured on a nonrecurring basis:
Impaired loans, net	$12,716	$—	$12,716	$—
Foreclosures and repossessions	1,180	—	1,180	—
Total	$13,896	$—	$13,896	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Assets and liabilities measured on a recurring basis:
Available-for-sale securities	$73,442	$—	$73,442	$—
Total	$73,442	$—	$73,442	$—

Assets and liabilities measured on a nonrecurring basis:
Impaired loans, net	$13,624	$—	$13,624	$—
Foreclosures and repossessions	1,768	—	1,768	—
Total	$15,392	$—	$15,392	$—